Consolidated Balance Sheets - CAD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Current
Cash	$ 6	$ 1
Restricted cash	1	2
Accounts receivable	36	62
Prepaid expenses and other	16	12
Lease receivable		9
Assets held for sale		83
Total current assets	59	169
Non-current
Lease receivable		30
Property, plant and equipment	909	1,705
Total non-current assets	909	1,735
Total assets	968	1,904
Current
Accounts payable and accrued liabilities	80	111
Current portion of long-term debt	0	434
Current portion of lease liabilities	5	29
Current portion of provisions	17	16
Liabilities related to assets held for sale		13
Total current liabilities	102	603
Non-current
Long-term debt	458	27
Lease liabilities	8	85
Provisions	78	97
Total liabilities	646	812
Shareholders' equity
Shareholders' capital	2,187	2,187
Other reserves	104	102
Deficit	(1,969)	(1,197)
Total shareholders' equity	322	1,092
Total liabilities and shareholders' equity	$ 968	$ 1,904